Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of Deferred Income Tax Assets and Liabilities
The significant components of deferred income tax assets and liabilities consisted of the following.

($ millions)	2024	2023
Gross deferred income tax assets
Regulatory liabilities	659	636
Tax loss and credit carryforwards	629	600
Employee future benefits	123	136
Other	216	144
	1,627	1,516
Valuation allowance	(50)	(23)
Net deferred income tax asset	1,577	1,493

Gross deferred income tax liabilities
PPE	(5,993)	(5,355)
Regulatory assets	(432)	(372)
Intangible assets	(172)	(165)
	(6,597)	(5,892)
Net deferred income tax liability	(5,020)	(4,399)

Schedule of Components of Income Tax Expense
Income Tax Expense

($ millions)	2024	2023
Canadian
Earnings before income tax expense	518	526

Current income tax	154	71
Deferred income tax	(87)	17
Total Canadian	67	88

Foreign
Earnings before income tax expense	1,656	1,544

Current income tax	38	17
Deferred income tax	241	255
Total Foreign	279	272
Income tax expense	346	360

Schedule of Effective Income Tax Rate Reconciliation
The following is a reconciliation of consolidated statutory taxes to consolidated effective taxes.

($ millions, except as indicated)	2024	2023
Earnings before income tax expense	2,174	2,070
Combined Canadian federal and provincial statutory income tax rate (%)	30.0	30.0
Expected federal and provincial taxes at statutory rate	652	621
(Decrease)/Increase resulting from:
Foreign and other statutory rate differentials	(169)	(166)
Effects of rate-regulated accounting	(97)	(98)
Tax credits	(36)	(14)
Enactment of new tax laws, change in tax rate	2	12
Other	(6)	5
Income tax expense	346	360
Effective tax rate (%)	15.9	17.4

Summary of Operating Loss Carryforwards

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2024
Canadian
Non-capital loss	2028-2044	155
Other tax credits and restricted interest and financing expenses(2)	2026-2044	77
		232

Foreign
Federal and state net operating loss(3)	2029-2044	315
Other tax credits	2027-2044	82
		397
Total income tax carryforwards recognized		629
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for restricted interest and financing expenses
(3)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017

Summary of Tax Carryforward Amounts

Income Tax Carryforwards(1)
($ millions)	Expiring Year	2024
Canadian
Non-capital loss	2028-2044	155
Other tax credits and restricted interest and financing expenses(2)	2026-2044	77
		232

Foreign
Federal and state net operating loss(3)	2029-2044	315
Other tax credits	2027-2044	82
		397
Total income tax carryforwards recognized		629
(1)    Income tax carryforwards presented on an after-tax basis
(2)    Indefinite carryforward for restricted interest and financing expenses
(3)    Indefinite carryforward for Federal net operating losses, and for states that have adopted the Federal provisions, effective for tax years beginning after December 31, 2017